DIVIDENDS	12 Months Ended
Dec. 31, 2025
Dividends
DIVIDENDS

Note 16 — DIVIDENDS

No dividends were declared or paid for the years ended December 31, 2024 and 2025.

During the financial year ended December 31, 2023, TSPL declared a final tax-exempt dividend of S$200,000 in respect of the financial year ended December 31, 2022, which was settled during the financial year ended December 31, 2023.

During the financial year ended December 31, 2023, DPL declared a final tax-exempt dividend of US$150,000 (S$207,863) in respect of the financial year ended December 31, 2022, which was settled during the financial year ended December 31, 2023.